Investment in Joint Venture (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Beginning Balance	$ 25,660,842
Share of income	19,591,696	$ 5,753,782	$ (322,578)
Ending Balance	64,602,539	25,660,842
Pure Sunfarms [Member]
Disclosure of joint ventures [line items]
Beginning Balance	25,660,843
Investment in Joint Venture	19,060,000
Transaction costs	519,639	229,639
Share of income	19,591,696
Ending Balance	$ 64,602,539	$ 25,660,843